UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05715
                                                    -------------

             The Gabelli Convertible and Income Securities Fund Inc.
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                             --------------

                     Date of reporting period: June 30, 2007
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                                  [LOGO OMITTED]

                                                               THE GABELLI
                                                               CONVERTIBLE AND
                                                               INCOME SECURITIES
                                                               FUND INC.


             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                               Semi-Annual Report
                                  June 30, 2007






TO OUR SHAREHOLDERS,

      The Gabelli Convertible and Income Securities Fund's (the "Fund") net asset value ("NAV") total return was 6.51% during the first half of 2007, compared with gains of 6.96%, 0.97%, and 7.14% for the Standard & Poor's ("S&P") 500 Index, the Lehman Brothers Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average, respectively. The total return for the Fund's publicly traded shares was 5.83% during the first half of the year. On June 30, 2007, the Fund's NAV per share was $8.44, while the price of the publicly traded shares closed at $9.05 on the New York Stock Exchange.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                   ------------------------------------------------
                                                                                                            Since
                                                    Year to                                               Inception
                                                     Date    1 Year   3 Year   5 Year   10 Year  15 Year (07/03/89)
                                                   -----------------------------------------------------------------
  GABELLI CONVERTIBLE AND INCOME SECURITIES FUND
    NAV TOTAL RETURN (B) ........................... 6.51%   16.89%    9.91%    8.41%    6.76%    7.62%     8.05%
    INVESTMENT TOTAL RETURN (C) .................... 5.83    23.20     5.78     6.16     8.82      N/A(D)   7.75(D)
  S&P 500 Index .................................... 6.96    20.57    11.67    10.70     7.13    11.18     11.37(e)
  Lehman Brothers Government/Corporate Bond Index .. 0.97     6.00     3.84     4.70     6.08     6.46      7.12(e)
  Lipper Convertible Securities Fund Average ....... 7.14    14.49     9.29    10.46     7.57     9.92     10.00(e)

(a) REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $10.00.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $11.25.
(d) THE FUND CONVERTED TO CLOSED-END STATUS ON MARCH 31, 1995 AND HAD NO OPERATING HISTORY ON THE NEW YORK STOCK EXCHANGE PRIOR TO THAT DATE.
(e) FROM JUNE 30, 1989, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

LONG POSITIONS
U.S. Treasury Bills ................................ 38.7%
Energy and Utilities ............................... 10.6%
Communications Equipment ...........................  6.8%
Broadcasting .......................................  6.4%
Financial Services .................................  5.5%
Automotive: Parts and Accessories ..................  5.2%
Diversified Industrial .............................  3.7%
Food and Beverage ..................................  3.5%
Aerospace ..........................................  3.1%
Health Care ........................................  3.0%
Telecommunications .................................  2.3%
Business Services ..................................  1.9%
Hotels and Gaming ..................................  1.5%
Real Estate ........................................  1.4%
Metal and Mining ...................................  1.1%
Wireless Communications ............................  1.0%
Computer Hardware ..................................  0.9%
Consumer Products ..................................  0.7%
Transportation .....................................  0.7%
Retail .............................................  0.6%
Entertainment ......................................  0.5%
Cable and Satellite ................................  0.4%
Electronics ........................................  0.3%
Equipment and Supplies .............................  0.1%
Manufactured Housing and Recreational Vehicles .....  0.1%
Computer Software and Services .....................  0.0%
Publishing .........................................  0.0%
Cable ..............................................  0.0%
                                                    -------
                                                    100.0%
                                                    =======

SHORT POSITIONS
Aerospace .......................................... (0.1)%
                                                    =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.


SHAREHOLDER MEETING - MAY 14, 2007 - FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  14,  2007 at the
Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli as a Director of the Fund. A total of 9,983,632 votes were cast in favor of this Director and a total of 115,264 votes were withheld for this Director. In addition, preferred shareholders, voting as a separate class, elected Werner
J. Roeder as a Director of the Fund. A total of 935,077 votes were cast in favor of this Director and a total of 7,475 votes withheld for this Director.

      E. Val Cerutti, Anthony J. Colavita, Dugald A. Fletcher, Anthony R. Pustorino, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

      We thank you for your participation and appreciate your continued support.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                         MARKET
   AMOUNT                                              COST         VALUE
 ----------                                           ------       --------
             CONVERTIBLE CORPORATE BONDS -- 21.4%
             AEROSPACE -- 2.0%
 $2,288,000  Kaman Corp., Sub. Deb. Cv.,
               6.000%, 03/15/12 .................. $  2,207,200  $  3,011,580
                                                   ------------  ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.1%
  6,600,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ..................    5,867,897     6,319,500
                                                   ------------  ------------
             BROADCASTING -- 3.9%
  1,500,000  Sinclair Broadcast Group Inc.,
               Cv. (STEP),
               4.875%, 07/15/18 ..................    1,387,207     1,464,375
  4,800,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
               6.000%, 09/15/12 ..................    4,066,233     4,632,000
                                                   ------------  ------------
                                                      5,453,440     6,096,375
                                                   ------------  ------------
             BUSINESS SERVICES -- 0.0%
    900,000  BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(b) ..........      882,893             0
                                                   ------------  ------------
             CABLE -- 0.0%
    400,000  Adelphia Communications
               Corp., Sub. Deb. Cv.,
               3.250%, 05/01/21+ (b) .............      127,000         3,600
                                                   ------------  ------------
             COMMUNICATIONS EQUIPMENT -- 5.8%
  3,000,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 ..................    3,017,449     3,063,750
  6,000,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ..................    5,899,743     5,947,500
                                                   ------------  ------------
                                                      8,917,192     9,011,250
                                                   ------------  ------------
             CONSUMER PRODUCTS -- 0.1%
    100,000  Church & Dwight Co. Inc.,
               Deb. Cv.,
               5.250%, 08/15/33 (c) ..............      100,000       160,750
  1,500,000  Pillowtex Corp.,
               Sub. Deb. Cv.,
               9.000%, 12/15/07 (a)(b) ...........            0             0
                                                   ------------  ------------
                                                        100,000       160,750
                                                   ------------  ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
  1,400,000  Roper Industries Inc.,
               Cv. (STEP),
               1.481%, 01/15/34 ..................      697,660     1,016,750
                                                   ------------  ------------

  PRINCIPAL                                                         MARKET
   AMOUNT                                              COST         VALUE
 ----------                                           ------       --------
             ELECTRONICS -- 0.0%
 $   10,000  Artesyn Technologies Inc.,
               Sub. Deb. Cv.,
               5.500%, 08/15/10 (c) .............. $     10,261  $     13,691
                                                   ------------  ------------
             ENERGY AND UTILITIES -- 1.0%
    500,000  Devon Energy Corp.,
               Deb. Cv.,
               4.950%, 08/15/08 ..................      499,905       788,750
    257,000  Moran Energy Inc.,
               Sub. Deb. Cv.,
               8.750%, 01/15/08 ..................      189,442       379,396
    400,000  Unisource Energy Corp., Cv.,
               4.500%, 03/01/35 (c) ..............      401,783       413,500
                                                   ------------  ------------
                                                      1,091,130     1,581,646
                                                   ------------  ------------
             EQUIPMENT AND SUPPLIES -- 0.0%
     10,000  Regal-Beloit Corp.,
               Sub. Deb. Cv.,
               2.750%, 03/15/24 ..................       16,989        18,388
                                                   ------------  ------------
             FINANCIAL SERVICES -- 1.0%
    500,000  Conseco Inc., Cv. (STEP),
               3.500%, 09/30/35 (c) ..............      507,023       510,625
  1,000,000  PrivateBancorp Inc., Cv.,
               3.625%, 03/15/27 ..................    1,003,697       980,630
                                                   ------------  ------------
                                                      1,510,720     1,491,255
                                                   ------------  ------------
             HEALTH CARE -- 0.2%
    300,000  Advanced Medical Optics
               Inc., Sub. Deb. Cv.,
               3.250%, 08/01/26 ..................      273,621       270,375
    150,000  Sabratek Corp.,
               Sub. Deb. Cv.,
               6.000%, 04/15/08+ (a)(b) ..........       84,763             0
                                                   ------------  ------------
                                                        358,384       270,375
                                                   ------------  ------------
             HOTELS AND GAMING -- 0.0%
     10,000  Hilton Hotels Corp., Cv.,
               3.375%, 04/15/23 ..................       13,076        15,113
     10,000  Wynn Resorts Ltd.,
               Sub. Deb. Cv.,
               6.000%, 07/15/15 (c) ..............       10,038        39,037
                                                   ------------  ------------
                                                         23,114        54,150
                                                   ------------  ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
    100,000  Fleetwood Enterprises Inc.,
               Sub. Deb. Cv.,
               5.000%, 12/15/23 (c) ..............      100,000       104,250
                                                   ------------  ------------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                         MARKET
   AMOUNT                                              COST         VALUE
 ----------                                           ------       --------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             REAL ESTATE -- 1.4%
             Palm Harbor Homes Inc., Cv.,
$   950,000    3.250%, 05/15/24 .................. $    856,499  $    825,313
  1,550,000    3.250%, 05/15/24 (c) ..............    1,534,257     1,346,562
                                                   ------------  ------------
                                                      2,390,756     2,171,875
                                                   ------------  ------------
             RETAIL -- 0.1%
     60,000  Costco Wholesale Corp.,
               Sub. Deb. Cv.,
               Zero Coupon, 08/19/17 .............       48,720        80,025
    100,000  Pier 1 Imports Inc.,
               Cv. (STEP),
               6.375%, 02/15/36 ..................       95,345        99,750
                                                   ------------  ------------
                                                        144,065       179,775
                                                   ------------  ------------
             TELECOMMUNICATIONS -- 0.0%
             AMNEX Inc., Sub. Deb. Cv.,
     30,000    8.500%, 09/25/49 (a)(b) ...........       22,971             0
     50,000    8.500%, 09/25/49+
               (a)(b)(c)(d) ......................       48,801             0
     50,000  Commonwealth Telephone
               Enterprises Inc., Cv.,
               3.250%, 07/15/23 ..................       49,682        55,375
                                                   ------------  ------------
                                                        121,454        55,375
                                                   ------------  ------------
             WIRELESS COMMUNICATIONS -- 1.0%
  1,500,000  Nextel Communications
               Inc., Cv.,
               5.250%, 01/15/10 ..................    1,264,326     1,498,125
                                                   ------------  ------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS ....................   31,284,481    33,058,710
                                                   ------------  ------------
    SHARES
    ------
             CONVERTIBLE PREFERRED STOCKS -- 3.6%
             AEROSPACE -- 0.7%
      7,300  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B ...........      850,596     1,054,120
                                                   ------------  ------------
             BUSINESS SERVICES -- 0.3%
     14,561  Interep National Radio
               Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(c)(d) .................    1,347,184       509,637

                                                                    MARKET
    SHARES                                             COST         VALUE
    ------                                            ------       --------
     20,000  Key3Media Group Inc.,
               5.500% Cv. Pfd.,
               Ser. B+ (a) ....................... $    500,000  $        117
                                                   ------------  ------------
                                                      1,847,184       509,754
                                                   ------------  ------------
             COMMUNICATIONS EQUIPMENT -- 0.5%
        800  Lucent Technologies
               Capital Trust I,
               7.750% Cv. Pfd. ...................      556,750       823,928
                                                   ------------  ------------
             ENERGY AND UTILITIES -- 0.7%
      6,000  AES Trust III,
               6.750% Cv. Pfd. ...................      229,530       300,660
        500  El Paso Corp.,
               4.990% Cv. Pfd. (c) ...............      479,192       730,630
        300  El Paso Energy
               Capital Trust I,
               4.750% Cv. Pfd., Ser. C ...........       11,460        12,648
                                                   ------------  ------------
                                                        720,182     1,043,938
                                                   ------------  ------------
             ENTERTAINMENT -- 0.5%
      2,000  Metromedia International
               Group Inc.,
               7.250% Cv. Pfd.+ ..................       26,611        99,050
     27,000  Six Flags Inc.,
               7.250% Cv. Pfd., Ser. B ...........      509,815       646,650
                                                   ------------  ------------
                                                        536,426       745,700
                                                   ------------  ------------
             FINANCIAL SERVICES -- 0.0%
        100  Alleghany Corp.,
               5.750% Cv. Pfd. ...................       27,010        37,575
                                                   ------------  ------------
             HEALTH CARE -- 0.1%
        100  Elite Pharmaceuticals Inc.,
               $2.32 Cv. Pfd. Ser. C+ ............       91,465        99,000
                                                   ------------  ------------
             TELECOMMUNICATIONS -- 0.4%
     14,400  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ...........      409,992       689,040
                                                   ------------  ------------
             TRANSPORTATION -- 0.4%
      2,500  GATX Corp.,
               $2.50 Cv. Pfd. ....................      360,275       606,587
                                                   ------------  ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ...................    5,399,880     5,609,642
                                                   ------------  ------------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                             COST         VALUE
    ------                                            ------       --------
             COMMON STOCKS -- 36.0%
             AEROSPACE -- 0.4%
     52,500  Rolls-Royce Group plc+ .............. $    500,804  $    567,719
  3,108,000  Rolls-Royce Group plc, Cl. B ........        6,090         6,366
                                                   ------------  ------------
                                                        506,894       574,085
                                                   ------------  ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     35,000  Genuine Parts Co. ...................    1,387,100     1,736,000
                                                   ------------  ------------
             BROADCASTING -- 2.5%
    100,000  Clear Channel
               Communications Inc. ...............    3,802,366     3,782,000
      5,000  Emmis Communications
               Corp., Cl. A ......................       59,798        46,050
                                                   ------------  ------------
                                                      3,862,164     3,828,050
                                                   ------------  ------------
             BUSINESS SERVICES -- 1.6%
     10,000  First Data Corp. ....................      325,500       326,700
    340,000  Trans-Lux Corp.+ ....................    2,486,868     2,111,400
                                                   ------------  ------------
                                                      2,812,368     2,438,100
                                                   ------------  ------------
             CABLE AND SATELLITE -- 0.4%
     10,000  Cablevision Systems Corp.,
                Cl. A+ ...........................      356,400       361,900
      5,000  Rogers Communications
               Inc., Cl. B .......................       72,283       212,450
                                                   ------------  ------------
                                                        428,683       574,350
                                                   ------------  ------------
             COMMUNICATIONS EQUIPMENT -- 0.5%
     30,000  Corning Inc.+ .......................      366,667       766,500
                                                   ------------  ------------
             COMPUTER HARDWARE -- 0.9%
     14,000  International Business
               Machines Corp. ....................    1,122,403     1,473,500
                                                   ------------  ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
      2,000  Microsoft Corp. .....................       51,660        58,940
                                                   ------------  ------------
             CONSUMER PRODUCTS -- 0.6%
      8,000  Avon Products Inc. ..................      214,279       294,000
     30,000  Swedish Match AB ....................      476,726       581,208
                                                   ------------  ------------
                                                        691,005       875,208
                                                   ------------  ------------
             DIVERSIFIED INDUSTRIAL -- 2.7%
     40,000  General Electric Co. ................    1,368,972     1,531,200
     30,000  Rinker Group Ltd., ADR ..............    2,362,976     2,388,000
     36,000  WHX Corp.+ ..........................      521,157       306,000
                                                   ------------  ------------
                                                      4,253,105     4,225,200
                                                   ------------  ------------
             ELECTRONICS -- 0.3%
     20,000  Intel Corp. .........................      391,293       475,200
                                                   ------------  ------------

                                                                    MARKET
    SHARES                                             COST         VALUE
    ------                                            ------       --------
             ENERGY AND UTILITIES -- 8.9%
      7,000  Anadarko Petroleum Corp. ............ $    237,992  $    363,930
     10,000  BP plc, ADR .........................      665,900       721,400
      4,000  Cameron International
               Corp.+ ............................      116,464       285,880
      2,700  CH Energy Group Inc. ................       70,475       121,419
     17,000  Chevron Corp. .......................    1,044,150     1,432,080
      5,000  ConocoPhillips ......................      312,250       392,500
      2,000  Devon Energy Corp. ..................      127,485       156,580
      2,000  Energy East Corp. ...................       52,320        52,180
     25,000  Exxon Mobil Corp. ...................    1,478,135     2,097,000
      5,000  FPL Group Inc. ......................      208,775       283,700
     25,000  Great Plains Energy Inc. ............      740,419       728,000
     20,000  Halliburton Co. .....................      600,224       690,000
     42,000  Mirant Corp.+ .......................      586,838     1,791,300
  1,200,000  Mirant Corp. Escrow+ (a) ............            0             0
      4,000  National Fuel Gas Co. ...............      132,740       173,240
     15,000  Northeast Utilities .................      247,982       425,400
     10,000  Progress Energy Inc., CVO+ ..........        5,200         3,600
     20,000  Royal Dutch Shell plc,
               Cl. A, ADR ........................    1,261,731     1,624,000
      7,000  SJW Corp. ...........................      149,930       233,100
     30,000  TXU Corp. ...........................    1,988,699     2,019,000
     10,000  Xcel Energy Inc. ....................      183,300       204,700
                                                   ------------  ------------
                                                     10,211,009    13,799,009
                                                   ------------  ------------
             EQUIPMENT AND SUPPLIES -- 0.1%
      7,000  Mueller Industries Inc. .............      231,727       241,080
                                                   ------------  ------------
             FINANCIAL SERVICES -- 4.5%
      4,000  AllianceBernstein
               Holding LP ........................      244,360       348,360
     35,000  American Express Co. ................    1,653,333     2,141,300
      1,500  Ameriprise Financial Inc. ...........       51,001        95,355
     60,000  Citigroup Inc. ......................    2,931,882     3,077,400
     10,000  Marsh & McLennan
               Companies Inc. ....................      313,530       308,800
     15,000  Nuveen Investments
               Inc., Cl. A .......................      947,638       932,250
                                                   ------------  ------------
                                                      6,141,744     6,903,465
                                                   ------------  ------------
             FOOD AND BEVERAGE -- 3.5%
      4,000  Anheuser-Busch
               Companies Inc. ....................      172,747       208,640
     20,000  Cadbury Schweppes
               plc, ADR ..........................      902,861     1,086,000
     23,000  General Mills Inc. ..................    1,148,962     1,343,660
      3,000  Kraft Foods Inc., Cl. A .............       94,812       105,750
    213,860  Parmalat SpA, GDR (c) ...............      917,160       906,916
        958  Pernod-Ricard SA ....................      146,497       212,579
     30,000  The Coca-Cola Co. ...................    1,311,355     1,569,300
                                                   ------------  ------------
                                                      4,694,394     5,432,845
                                                   ------------  ------------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                             COST         VALUE
    ------                                            ------       --------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 2.7%
     10,000  Biomet Inc. ......................... $    455,523  $    457,200
     20,000  Eli Lilly & Co. .....................    1,122,323     1,117,600
      8,000  Merck & Co. Inc. ....................      226,680       398,400
     73,000  Pfizer Inc. .........................    2,071,278     1,866,610
      6,000  UnitedHealth Group Inc. .............      306,126       306,840
                                                   ------------  ------------
                                                      4,181,930     4,146,650
                                                   ------------  ------------
             HOTELS AND GAMING -- 1.5%
    273,037  Ladbrokes plc .......................    1,669,743     2,374,092
                                                   ------------  ------------
             METALS AND MINING -- 1.1%
     10,000  IPSCO Inc. ..........................    1,583,949     1,588,800
      1,000  Peabody Energy Corp. ................       35,386        48,380
                                                   ------------  ------------
                                                      1,619,335     1,637,180
                                                   ------------  ------------
             PUBLISHING -- 0.0%
      1,000  Idearc Inc. .........................       30,252        35,330
                                                   ------------  ------------
             RETAIL -- 0.5%
      5,000  Costco Wholesale Corp. ..............      253,812       292,600
      5,000  The Home Depot Inc. .................      182,600       196,750
      5,000  Wal-Mart Stores Inc. ................      246,107       240,550
                                                   ------------  ------------
                                                        682,519       729,900
                                                   ------------  ------------
             TELECOMMUNICATIONS -- 1.9%
     16,000  Alltel Corp. ........................    1,088,310     1,080,800
     11,000  Philippine Long Distance
               Telephone Co., ADR ................      247,963       629,200
     30,000  Verizon Communications Inc. .........    1,106,794     1,235,100
                                                   ------------  ------------
                                                      2,443,067     2,945,100
                                                   ------------  ------------
             TRANSPORTATION -- 0.3%
      5,000  GATX Corp. ..........................      228,020       246,271
      5,000  Laidlaw International Inc. ..........      172,351       172,750
                                                   ------------  ------------
                                                        400,371       419,021
                                                   ------------  ------------
             WIRELESS COMMUNICATIONS -- 0.0%
         49  Winstar Communications
               Inc.+ (a) .........................          438             0
                                                   ------------  ------------
             TOTAL COMMON
              STOCKS .............................   48,179,871    55,688,805
                                                   ------------  ------------

             PREFERRED STOCKS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
      3,679  PTV Inc., 10.000% Pfd.,
               Ser. A ............................            0        18,027
                                                   ------------  ------------

  PRINCIPAL                                                         MARKET
   AMOUNT                                              COST         VALUE
  --------                                            ------       --------
             CORPORATE BONDS -- 0.2%
             DIVERSIFIED INDUSTRIAL -- 0.2%
$   466,779  GP Strategies Corp.,
               Sub. Deb.,
               6.000%, 08/14/08 (a)(d) ........... $    428,794  $    314,390
                                                   ------------  ------------

   SHARES
   ------
             WARRANTS -- 0.1%
             CONSUMER PRODUCTS -- 0.0%
      4,331  Pillowtex Corp.,
               expire 11/24/09+ (a) ..............      120,955             1
                                                   ------------  ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
    379,703  National Patent
               Development Corp.,
               expire 08/14/08+ (a)(d) ...........            0       170,235
     11,220  WHX Corp.,
               expire 02/28/08+ ..................       38,936         2,805
                                                   ------------  ------------
                                                         38,936       173,040
                                                   ------------  ------------
             FOOD AND BEVERAGE -- 0.0%
      1,300  Parmalat SpA, GDR,
               expire 12/31/15+
               (a)(c)(d) .........................            0         3,217
                                                   ------------  ------------
             HEALTH CARE -- 0.0%
     12,930  Elite Pharmaceuticals Inc.,
               Expire 04/24/12+ ..................        8,535        11,301
                                                   ------------  ------------
             TOTAL WARRANTS ......................      168,426       187,559
                                                   ------------  ------------
 PRINCIPAL
  AMOUNT
  ------
             U.S. GOVERNMENT OBLIGATIONS -- 38.7%
             U.S. TREASURY BILLS -- 28.8%
$44,703,000  U.S. Treasury Bills,
               4.563% to 5.126%++,
               07/12/07 to 09/27/07 (e) ..........   44,488,054    44,489,541
                                                   ------------  ------------
             U.S. TREASURY NOTES -- 9.9%
 15,448,000  U.S. Treasury Note,
               3.000%, 02/15/08 ..................   15,255,185    15,260,940
                                                   ------------  ------------
             TOTAL
              U.S. GOVERNMENT
              OBLIGATIONS ........................   59,743,239    59,750,481
                                                   ------------  ------------
TOTAL INVESTMENTS -- 100.0% ...................... $145,204,691   154,627,614
                                                   ============

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
                                                                    VALUE
                                                                   --------
SECURITIES SOLD SHORT
  (Proceeds received $95,955) .................................  $    (93,570)

OTHER ASSETS AND LIABILITIES (NET) ............................       535,615

PREFERRED STOCK
  (991,800 preferred shares outstanding) ......................   (49,770,000)
                                                                 ------------

NET ASSETS -- COMMON STOCK
  (12,469,260 common shares outstanding) ......................  $105,299,659
                                                                 ============
NET ASSET VALUE PER COMMON SHARE
   ($105,299,659 / 12,469,260 shares outstanding) .............         $8.44
                                                                        =====

     SHARES                                          PROCEEDS
     ------                                          --------

             SECURITIES SOLD SHORT -- (0.1)%
             AEROSPACE -- (0.1)%
      3,000  Kaman Corp. ......................... $     95,955  $     93,570
                                                   ------------  ------------
             TOTAL SECURITIES
              SOLD SHORT ......................... $     95,955  $     93,570
                                                   ============  ============

------------------
(a)  Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $997,597 or 0.65% of total investments.
(b)  Security in default.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of Rule 144A securities amounted to $4,738,815 or 3.06% of total investments. Except as noted in (c), these securities are liquid.
(d) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $997,479 or 0.65% of total investments, which were valued under methods approved by the Board as follows:
ACQUISITION
  SHARES/                                                            06/30/07
 PRINCIPAL                              ACQUISITION  ACQUISITION  CARRYING VALUE
  AMOUNT   ISSUER                           DATE        COST         PER UNIT
 --------  ------                       -----------  -----------     ---------
$ 50,000   AMNEX Inc.,
             8.500%, 09/25/49 ........... 09/15/97   $   48,801             --
 466,779   GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 ........... 08/14/03      318,094       $67.3531
  14,561   Interep National Radio
             Sales Inc.,
             4.000% Cv. Pfd., Ser. A .... 05/03/02    1,347,184        35.0001
 379,703   National Patent
             Development Corp.
             Warrants expire 08/14/08 ... 11/24/04           --         0.4483
   1,300   Parmalat SpA, GDR,
             Warrants expire 12/31/15 ... 11/09/05           --         2.4746

(e) At June 30, 2007, $1,500,000 of the principal amount was pledged as collateral for a security sold short.
+    Non-income  producing  security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
GDR  Global Depository Receipt
STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2007.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.


                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments, at value (cost $145,204,691) .........       $ 154,627,614
  Cash ..............................................              31,468
  Receivable for investments sold ...................             192,286
  Dividends and interest receivable .................             800,275
  Prepaid expense ...................................               3,571
                                                            -------------
  TOTAL ASSETS ......................................         155,655,214
                                                            -------------
LIABILITIES:
  Securities sold short (proceeds $95,955) ..........              93,570
  Distributions payable .............................              42,478
  Payable for investments purchased .................             256,365
  Payable for investment advisory fees ..............              90,222
  Payable for legal and audit fees ..................              38,261
  Payable for accounting fees .......................               3,872
  Other accrued expenses ............................              60,787
                                                            -------------
  TOTAL LIABILITIES .................................             585,555
                                                            -------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock
    (6.00%, $25 liquidation value, $0.001 par
    value, 1,995,000 shares authorized with
    990,800 shares issued and outstanding) ..........          24,770,000
  Series C Cumulative Preferred Stock
    (Auction Rate, $25,000 liquidation value,
    $0.001 par value, 5,000 shares authorized
    with 1,000 shares issued and
    outstanding) ....................................          25,000,000
                                                            -------------
  TOTAL PREFERRED STOCK .............................          49,770,000
                                                            -------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS ..............................       $ 105,299,659
                                                            =============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Paid-in capital, at $0.001 par value ..............       $  97,390,956
  Accumulated distributions in excess of net
    investment income ...............................             (56,042)
  Accumulated distributions in excess of net realized
    gain on investments, securities sold short, and
    foreign currency transactions ...................          (1,459,380)
  Net unrealized appreciation on investments ........           9,422,923
  Net unrealized appreciation on securities
    sold short ......................................               2,385
  Net unrealized depreciation on foreign
    currency translations ...........................              (1,183)
                                                            -------------
  TOTAL NET ASSETS ..................................       $ 105,299,659
                                                            =============
  NET ASSET VALUE PER COMMON SHARE
    ($105,299,659 / 12,469,260 shares outstanding;
    998,000,000 shares authorized) ..................               $8.44
                                                                    =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $6,622) ........       $ 1,097,977
  Interest ..........................................         2,618,235
                                                            -----------
  TOTAL INVESTMENT INCOME ...........................         3,716,212
                                                            -----------
EXPENSES:
  Investment advisory fees ..........................           521,425
  Payroll expenses ..................................            75,063
  Shareholder communications expenses ...............            57,393
  Directors' fees ...................................            31,793
  Auction agent fees ................................            31,200
  Legal and audit fees ..............................            30,641
  Accounting fees ...................................            22,621
  Shareholder services fees .........................            18,791
  Custodian fees ....................................            16,752
  Dividends on securities sold short ................               375
  Miscellaneous expenses ............................            34,850
                                                            -----------
  TOTAL EXPENSES ....................................           840,904
  Less: Custodian fee credits .......................            (8,585)
                                                            -----------
  NET EXPENSES ......................................           832,319
                                                            -----------
  NET INVESTMENT INCOME .............................         2,883,893
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SECURITIES SOLD SHORT, AND
  FOREIGN CURRENCY:
  Net realized gain on investments ..................         2,297,521
  Net realized gain on foreign currency transactions                494
                                                            -----------
  Net realized gain on investments and foreign
    currency transactions ...........................         2,298,015
                                                            -----------
  Net change in unrealized appreciation/depreciation:
    on investments ..................................         2,780,768
    on securities sold short ........................             2,385
    on foreign currency translations ................            (1,183)
                                                            -----------
  Net change in unrealized appreciation/depreciation
    on investments, securities sold short, and
    foreign currency translations ...................         2,781,970
                                                            -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SECURITIES SOLD SHORT,
    AND FOREIGN CURRENCY ............................         5,079,985
                                                            -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................         7,963,878
                                                            -----------
  Total Distributions to Preferred Stock Shareholders        (1,384,044)
                                                            -----------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .................................       $ 6,579,834
                                                            ===========

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC. STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2007         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2006
                                                                                --------------     --------------------
OPERATIONS:
  Net investment income .................................................       $   2,883,893         $   5,453,740
  Net realized gain on investments, securities sold
    short, and foreign currency transactions ............................           2,298,015             7,383,330
  Net change in unrealized appreciation/depreciation on investments,
    securities sold short, and foreign currency translations ............           2,781,970             3,821,363
                                                                                -------------         -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................           7,963,878            16,658,433
                                                                                -------------         -------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
  Net investment income .................................................            (630,782)*          (1,164,307)
  Net realized short-term gain on investments, securities sold short, and
    foreign currency transactions .......................................            (258,864)*            (410,176)
  Net realized long-term gain on investments, securities sold short, and
    foreign currency transactions .......................................            (494,398)*          (1,137,245)
                                                                                -------------         -------------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .........................          (1,384,044)           (2,711,728)
                                                                                -------------         -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS ...........................................           6,579,834            13,946,705
                                                                                -------------         -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .................................................          (2,253,111)*          (4,167,267)
  Net realized short-term gain on investments, securities sold short, and
    foreign currency transactions .......................................            (530,866)*          (1,468,096)
  Net realized long-term gain on investments, securities sold short, and
    foreign currency transactions .......................................          (1,013,887)*          (4,070,407)
  Return of capital .....................................................          (1,145,849)*                  --
                                                                                -------------         -------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ............................          (4,943,713)           (9,705,770)
                                                                                -------------         -------------
FUND SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment
    of dividends and distributions ......................................           1,275,228             2,593,272
                                                                                -------------         -------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...............           1,275,228             2,593,272
                                                                                -------------         -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS ..           2,911,349             6,834,207
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period ...................................................         102,388,310            95,554,103
                                                                                -------------         -------------
  End of period (including undistributed net investment
    income of $0 and $0, respectively) ..................................       $ 105,299,659         $ 102,388,310
                                                                                =============         =============

----------------
 * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the "Board"), upon approval at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the "80% Policy"). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

     SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps are reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At June 30, 2007, there were no open swap agreements.

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2007 are reported in the Schedule of Investments.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent,

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     Distributions to shareholders of the Fund's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the year ended December 31, 2006 was as follows:

                                                     COMMON         PREFERRED
                                                    ---------       ---------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
        (inclusive of short-term capital gains) ..  $5,635,363      $1,574,483
      Net long-term capital gains ................   4,070,407       1,137,245
                                                    ----------      ----------
      Total distributions paid ...................  $9,705,770      $2,711,728
                                                    ==========      ==========

     During 2006, distributions were made from current earnings and profits that were in excess of required distributions and treated as ordinary income.

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                        GROSS           GROSS
                          COST/      UNREALIZED      UNREALIZED   NET UNREALIZED
                       (PROCEEDS)   APPRECIATION    DEPRECIATION   APPRECIATION
                       ----------   ------------    ------------  --------------
   Investments ..... $145,249,820    $13,332,149    $(3,954,355)    $9,377,794
   Short sales .....      (95,955)         2,385             --          2,385
                                     -----------    -----------     ----------
                                     $13,334,534    $(3,954,355)    $9,380,179
                                     ===========    ===========     ==========

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Fund's total return on the NAV of the Common Shares is monitored on a monthly basis to assess whether the total return on the NAV of the Common Shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2007, the Fund's total return on the NAV of the Common Shares did not exceed the stated dividend rate or net swap expense of all outstanding Preferred Stock. Thus, management fees were not accrued in the amount of $246,805.

     During the six months ended June 30, 2007, the Fund paid brokerage commissions of $46,163 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,004 for the six months ended June 30, 2007, which is included in payroll expenses in the Statement of Operations.

     As per the approval of the Board, the Fund compensates an officer of the Fund that is employed by the Fund and is not employed by the Adviser (although the officer may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007 the Fund paid or accrued $73,059, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $5,000 plus $750 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000 and the Nominating Committee Chairman receives an annual fee of $2,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $67,804,777 and $39,113,566, respectively.

5. CAPITAL. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007, the Fund did not repurchase any shares of its common stock in the open market.

     Transactions in common stock were as follows:

                                                        SIX MONTHS ENDED
                                                          JUNE 30, 2007                YEAR ENDED
                                                           (UNAUDITED)              DECEMBER 31, 2006
                                                      ---------------------       ---------------------
                                                       SHARES      AMOUNT          SHARES       AMOUNT
                                                      --------  -----------       -----------  --------
      Net increase from shares issued upon
        reinvestment of distributions ............... 146,786    $1,275,228       307,518     $2,593,272

     The Fund's Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6.00% Series B and Series C Auction Rate Cumulative Preferred Stock at redemption prices of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2007, the Fund did not repurchase any shares of 6.00% Series B Cumulative Preferred Stock. At June 30, 2007, 990,800 shares of 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $24,770.

     On March 18, 2003, the Fund received net proceeds of $24,531,741 after underwriting discounts of $250,000 and offering expenses of $218,259 from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series C Auction Rate Cumulative Preferred Stock ranged from 4.90% to 5.25% for the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Fund did not redeem any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2007, 1,000 shares of Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.10% and accrued dividends amounted to $17,708.

     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

7. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE               SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:              JUNE 30, 2007  --------------------------------------------------------
                                                 (UNAUDITED)     2006          2005        2004       2003       2002
                                                ------------    ------        ------      ------     ------     ------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ......... $   8.31      $   7.95      $   8.32    $   8.90   $   8.44   $   9.92
                                                 --------      --------      --------    --------   --------   --------
  Net investment income ........................     0.23          0.45          0.40        0.34       0.31       0.49
  Net realized and unrealized gain
    (loss) on investments ......................     0.41          0.92          0.20        0.01       1.19      (0.76)
                                                 --------      --------      --------    --------   --------   --------
  Total from investment operations .............     0.64          1.37          0.60        0.35       1.50      (0.27)
                                                 --------      --------      --------    --------   --------   --------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (A)
  Net investment income ........................    (0.05)*       (0.09)        (0.14)      (0.16)     (0.11)     (0.28)
  Net realized gain on investments .............    (0.06)*       (0.13)        (0.05)         --      (0.03)        --
                                                 --------      --------      --------    --------   --------   --------
  Total distributions to preferred
    stock shareholders .........................    (0.11)        (0.22)        (0.19)      (0.16)     (0.14)     (0.28)
                                                 --------      --------      --------    --------   --------   --------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON SHAREHOLDERS RESULTING
    FROM OPERATIONS ............................     0.53          1.15          0.41        0.19       1.36      (0.55)
                                                 --------      --------      --------    --------   --------   --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ........................    (0.18)*       (0.34)        (0.25)      (0.18)     (0.17)     (0.27)
  Net realized gain on investments .............    (0.13)*       (0.46)        (0.29)         --      (0.03)        --
  Paid-in capital ..............................    (0.09)*          --         (0.26)      (0.62)     (0.60)     (0.48)
                                                 --------      --------      --------    --------   --------   --------
  Total distributions to common shareholders ...    (0.40)        (0.80)        (0.80)      (0.80)     (0.80)     (0.75)
                                                 --------      --------      --------    --------   --------   --------
FUND SHARE TRANSACTIONS:
  Increase in net asset value from common share
    transactions ...............................     0.00(d)       0.01          0.02        0.03       0.02       0.02
  Decrease in net asset value from shares issued in
    rights offering ............................       --            --            --          --         --      (0.20)
  Increase in net asset value from repurchase of
    preferred shares ...........................       --            --            --        0.00(d)      --         --
  Offering costs for preferred shares charged to
    paid-in capital ............................       --            --         (0.00)(d)    0.00(d)   (0.12)        --
                                                 --------      --------      --------    --------   --------   --------
  Total fund share transactions ................     0.00(d)       0.01          0.02       0.03       (0.10)     (0.18)
                                                 --------      --------      --------    --------   --------   --------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON
    SHAREHOLDERS, END OF PERIOD ................ $   8.44      $   8.31      $   7.95    $  8.32    $   8.90   $   8.44
                                                 ========      ========      ========    ========   ========   ========
  NAV total return + ...........................     6.29%        14.80%          4.4%        1.5%      14.5%      (7.0)%
                                                 ========      ========      ========    ========   ========   ========
  Market value, end of period .................. $   9.05      $   8.95      $   8.83    $   9.24   $  10.54   $   8.55
                                                 ========      ========      ========    ========   ========   ========
  Investment total return ++ ...................     5.83%        11.32%          4.5%       (4.8)%     33.9%     (14.2)%
                                                 ========      ========      ========    ========   ========   ========

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A COMMON SHARE               SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:              JUNE 30, 2007  --------------------------------------------------------
                                                 (UNAUDITED)     2006          2005        2004       2003       2002
                                                ------------    ------        ------      ------     ------     ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation
    value of preferred
    shares, end of period (in 000's) .......... $155,070        $152,158      $145,324    $147,202   $151,658   $108,774
  Net assets attributable to
    common shares, end of period (in 000's) ... $105,300        $102,388      $ 95,554    $ 97,432   $101,658   $ 93,774
  Ratio of net investment income to average
    net assets attributable to common shares
    before preferred share distributions ......     5.53%(e)        5.51%         4.93%       4.41%      3.47%      5.32%
  Ratio of operating expenses to
    average net assets attributable to
    common shares net of advisory
    fee reduction, if any .....................     1.61%(e)(f)(g)  2.07%(f)(g)   1.92%(f)    1.61%      1.93%      1.58%
  Ratio of operating expenses to
    average net assets including liquidation
    value of preferred shares net of
    advisory fee reduction, if any ............     1.09%(e)(f)(g)  1.37%(f)(g)   1.27%(f)    1.07%      1.37%      1.15%
  Portfolio turnover rate .....................       37%             51%           32%         57%        39%        56%
PREFERRED STOCK:
  8.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) .       --              --            --          --         --   $ 15,000
  Total shares outstanding (in 000's) .........       --              --            --          --         --        600
  Liquidation preference per share ............       --              --            --          --         --   $  25.00
  Average market value (b) ....................       --              --            --          --         --   $  25.83
  Asset coverage per share ....................       --              --            --          --         --   $ 181.29
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) . $ 24,770        $ 24,770      $ 24,770    $ 24,770   $ 25,000         --
  Total shares outstanding (in 000's) .........      991             991           991         991      1,000         --
  Liquidation preference per share ............ $  25.00        $  25.00      $  25.00    $  25.00   $  25.00         --
  Average market value (b) .................... $  24.81        $  24.10      $  25.14    $  24.90   $  25.33         --
  Asset coverage per share .................... $  77.89        $  76.43      $  73.00    $  73.93   $  75.83         --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) . $ 25,000        $ 25,000      $ 25,000    $ 25,000   $ 25,000         --
  Total shares outstanding (in 000's) .........        1               1             1           1          1         --
  Liquidation preference per share ............ $ 25,000        $ 25,000      $ 25,000    $ 25,000   $ 25,000         --
  Average market value (b) .................... $ 25,000        $ 25,000      $ 25,000    $ 25,000   $ 25,000         --
  Asset coverage per share .................... $ 77,893        $ 76,431      $ 72,998    $ 73,941   $ 75,829         --
  ASSET COVERAGE (C) ..........................      312%            306%          292%        296%       303%       725%

------------------
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions at prices dependent under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to the 2002 rights offering, assuming full subscription by shareholder. Total return for a period less than one year is not annualized.
  ++ Based on market value per share, adjusted for reinvestment of distributions at prices dependent under the Fund's dividend reinvestment plan, including the effect of shares issued pursuant to the 2002 rights offering, assuming full subscription by shareholder. Total return for a period less than one year is not annualized.
   * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (a) Calculated based upon average common shares outstanding on the record dates throughout the periods.
 (b) Based on weekly prices.
 (c) Asset  coverage is calculated  by combining all series of preferred  stock.
 (d) Amount represents less than $0.005 per share.
 (e) Annualized.
 (f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2007 and the fiscal year ended December 31, 2006, the ratios of operating expenses to average net assets attributable to common shares net of advisory fee reduction would have been 1.60% and 2.06%, and the ratios of operating expenses to average net assets including liquidation value of preferred shares would have been 1.08% and 1.37%. For the fiscal year ended December 31, 2005, the effect of the custodian fee credits was minimal.
 (g) The Fund incurred dividend expense on securities sold short for the fiscal year ended December 31, 2006. If dividend expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 2.06% and the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.37%. For the six months ended June 30, 2007, the effect of the dividend expense on securities sold short was minimal.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

 BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT (UNAUDITED)

At its meeting on May 16, 2007, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of convertible securities and income/preferred stock closed-end funds. The Independent Board Members noted that the Fund's comparative performance was reasonable particularly in light of the Fund's conservative stance.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser and found the profitability to be normal. The Independent Board Members also noted that a portion of the Fund's portfolio transactions were executed by an affiliate broker and that the Adviser received a moderate amount of soft dollar benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

             The Gabelli Convertible and Income Securities Fund Inc.
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                                OFFICERS

Mario J. Gabelli, CFA                                    Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                      PRESIDENT
   GAMCO INVESTORS, INC.
                                                         Peter D. Goldstein
E. Val Cerutti                                              CHIEF COMPLIANCE OFFICER
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.                             Laurissa M. Martire
                                                            VICE PRESIDENT & OMBUDSMAN
Anthony J. Colavita
   ATTORNEY-AT-LAW,                                      James E. McKee
   ANTHONY J. COLAVITA, P.C.                                SECRETARY

Dugald A. Fletcher                                       Agnes Mullady
   PRESIDENT, FLETCHER & COMPANY, INC.                      TREASURER

Anthony R. Pustorino                                     INVESTMENT ADVISER
   CERTIFIED PUBLIC ACCOUNTANT,                          Gabelli Funds, LLC
   PROFESSOR EMERITUS, PACE UNIVERSITY                   One Corporate Center
                                                         Rye, New York 10580-1422
Werner J. Roeder, MD
   MEDICAL DIRECTOR,                                     CUSTODIAN
   LAWRENCE HOSPITAL                                     State Street Bank and Trust Company

Anthonie C. van Ekris                                    COUNSEL
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                  Skadden, Arps, Slate, Meagher & Flom LLP

Salvatore J. Zizza                                       TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, ZIZZA & CO., LTD.                           Computershare Trust Company, N.A.

                                                         STOCK EXCHANGE LISTING
                                                                                                6.00%
                                                                                     Common    Preferred
                                                                                     ------    ---------
                                                         NYSE-Symbol:                  GCV      GCV PrB
                                                         Shares Outstanding:       12,469,260   990,800

                                                         The Net Asset Value per share appears in
                                                         the Publicly Traded Funds column, under
                                                         the heading "Convertible Securities
                                                         Funds," in Monday's The Wall Street
                                                         Journal. It is also listed in Barron's
                                                         Mutual Funds/Closed End Funds section
                                                         under the heading "Convertible
                                                         Securities Funds."

                                                         The Net Asset Value per share may
                                                         be obtained each day by calling
                                                         (914) 921-5070 or visiting
                                                         www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series B Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2007

GCV Q2/2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 12,322,474
01/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
01/31/07
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 12,322,474
02/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
02/28/07
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 12,396,090
03/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
03/31/07
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 12,396,090
04/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
04/30/07
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 12,396,090
05/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
05/31/07
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 12,469,260
06/01/07
through      Preferred Series B - N/A  Preferred Series B - N/A   Preferred Series B - N/A   Preferred Series B - 990,800
06/30/07
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred  Series B - N/A Preferred Series B - N/A   Preferred Series B - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.